Consolidated Statement Of Changes In Equity (USD $) In Millions, unless otherwise specified	Total	Common stock and paid-in capital [Member]		Mandatorily convertible preferred stock held by U.S. Department Of Treasury [Member]		Preferred stock [Member]		Retained earnings (accumulated deficit) [Member]		Accumulated Other Comprehensive Income [Member]
Beginning Balance at Dec. 31, 2009	$ 20,741	$ 13,829		$ 10,893		$ 1,287		$ (5,732)	[1]	$ 464
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions	15	15
Net income (loss)	1,029							1,029
Net income (loss) (Immaterial Error [Member])	46
Preferred stock dividends - U.S. Department of Treasury	(963)							(963)
Preferred stock dividends	(282)							(282)
Dividends, Common Stock	(11)							(11)
Conversion of Stock, Amount Converted	0	5,824	[2]	(5,208)	[2]			(616)	[2]
Other comprehensive income (loss)	(205)									(205)
Stockholders' Equity, Other	74							74	[3]
Ending Balance (Immaterial Error [Member])	91
Ending Balance at Dec. 31, 2010	20,398	19,668		5,685		1,287		(6,501)	[1]	259
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(157)
Preferred stock dividends - U.S. Department of Treasury	(534)							(534)
Preferred stock dividends	(260)							(260)
Series A preferred stock amendment	0					(32)	[2]	32	[2]
Other comprehensive income (loss)	(172)									(172)
Stockholders' Equity, Other	5							5	[3]
Ending Balance at Dec. 31, 2011	19,280	19,668		5,685		1,255		(7,415)		87
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,196
Preferred stock dividends - U.S. Department of Treasury	(535)							(535)
Preferred stock dividends	(267)							(267)
Other comprehensive income (loss)	224									224
Ending Balance at Dec. 31, 2012	$ 19,898	$ 19,668		$ 5,685		$ 1,255		$ (7,021)		$ 311

[1]	Includes decreases of $46 million and $45 million, respectively, for the years ended December 31, 2010 and 2009, from previously reported balances for the correction of immaterial errors. Refer to Note 1 for further detail.
[2]	Refer to Note 18 to the Consolidated Financial Statements for further detail.
[3]	Represents a reduction of the estimated payment accrued for tax distributions as a result of the completion of the GMAC LLC U.S. Return of Partnership Income for the tax period January 1, 2009, through June 30, 2009.